UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number: 028-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Wayne Cooperman
Title:    President
Phone:    (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York            August 13, 2007
-----------------------     --------------------------     ---------------------
      [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

  [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  77

Form 13F Information Table Value Total:  $1,733,221
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number      Name

     1.      028-10571                 Cobalt Offshore Fund Limited

     2.      028-10572                 Cobalt Partners, L.P.

     3.      028-12326                 Cobalt Partners II, L.P.
    ----    ----------------------    -------------------------------

                                                     FORM 13F INFORMATION TABLE
          COLUMN 1:              COLUMN 2:    COLUMN 3:   COLUMN 4:      COLUMN 5:        COLUMN 6:   COLUMN 7:      COLUMN 8:
                                                           Value     SHRS OR    SH/ PUT/  Investment   Other      Voting Authority
       Name of Issuer         Title of Class    CUSIP     (x$1000)   PRN AMT    PRN CALL  Discretion  Managers   Sole  Shared   None
ALCOA INC                     COM             013817101     67,972   1,677,081   SH         SHARED    1, 2, 3         1,677,081
AMERISOURCEBERGEN CORP        COM             03073E105      4,947     100,000   SH         SHARED    1, 2, 3           100,000
ARCH COAL INC                 COM             039380100     21,378     614,300   SH         SHARED    1, 2, 3           614,300
ATLAS PIPELINE HOLDINGS LP    COM UNITS LP    04939R108      4,909     117,300   SH         SHARED    1, 2, 3           117,300
AMERICAN INTL GROUP INC       COM             026874107     17,508     250,000   SH         SHARED    1, 2, 3           250,000
AMERICAN TOWER CORP           CL A            029912201    121,348   2,889,249   SH         SHARED    1, 2, 3         2,889,249
TD AMERITRADE HLDG CORP       COM             87236Y108     31,536   1,576,776   SH         SHARED    1, 2, 3         1,576,776
AMERICA MOVIL SAB DE CV       SPON ADR L SHS  02364W105     16,733     270,200   SH         SHARED    1, 2, 3           270,200
ARBITRON INC                  COM             03875Q108      3,236      62,800   SH         SHARED    1, 2, 3            62,800
ALLEGHENY TECHNOLOGIES INC    COM             01741R102     33,368     318,155   SH         SHARED    1, 2, 3           318,155
ATLAS AMER INC                COM             049167109    127,609   2,374,996   SH         SHARED    1, 2, 3         2,374,996
AMERICAN EXPRESS CO           COM             025816109      2,928      50,000   SH         SHARED    1, 2, 3            50,000
BIG LOTS INC                  COM             089302103      2,942     100,000   SH         SHARED    1, 2, 3           100,000
PEABODY ENERGY CORP           COM             704549104      5,766     119,186   SH         SHARED    1, 2, 3           119,186
CARDINAL HEALTH INC           COM             14149Y108     14,142     200,200   SH         SHARED    1, 2, 3           200,200
CATERPILLAR INC DEL           COM             149123101     30,459     389,000   SH         SHARED    1, 2, 3           389,000
CROWN CASTLE INTL CORP        COM             228227104     15,001     413,600   SH         SHARED    1, 2, 3           413,600
CROWN HOLDINGS INC            COM             228368106     82,708   3,312,300   SH         SHARED    1, 2, 3         3,312,300
CENTURY ALUM CO               COM             156431108     32,452     594,024   SH         SHARED    1, 2, 3           594,024
COMCAST CORP NEW              CL A            20030N101     39,289   1,405,182   SH         SHARED    1, 2, 3         1,405,182
CANADIAN NATL RY CO           COM             136375102     29,030     570,000   SH         SHARED    1, 2, 3           570,000
CABOT OIL & GAS CORP          COM             127097103     14,616     396,300   SH         SHARED    1, 2, 3           396,300
CISCO SYS INC                 COM             17275R102     20,223     726,133   SH         SHARED    1, 2, 3           726,133
CSX CORP                      COM             126408103     36,400     807,455   SH         SHARED    1, 2, 3           807,455
CVS CAREMARK CORPORATION      COM             126650100     29,474     808,625   SH         SHARED    1, 2, 3           808,625
CYTEC INDS INC                COM             232820100      5,249     121,757   SH         SHARED    1, 2, 3           121,757
DELTA AIR LINES INC DEL       COM NEW         247361702     11,820     600,000   SH         SHARED    1, 2, 3           600,000
DEERE & CO                    COM             244199105     30,306     251,000   SH         SHARED    1, 2, 3           251,000
DIAMOND OFFSHORE DRILLING IN  COM             25271C102      9,140      90,000   SH         SHARED    1, 2, 3            90,000
ENERGY CONVERSION DEVICES IN  COM             292659109        788      25,573   SH         SHARED    1, 2, 3            25,573
EAGLE MATERIALS INC           COM             26969P108      8,378     170,800   SH         SHARED    1, 2, 3           170,800
FLEXTRONICS INTL LTD          ORD             Y2573F102      1,080     100,000   SH         SHARED    1, 2, 3           100,000
GENERAL MTRS CORP             COM             370442105      7,560     200,000   SH         SHARED    1, 2, 3           200,000
GATX CORP                     COM             361448103     10,894     221,200   SH         SHARED    1, 2, 3           221,200
GOOGLE INC                    CL A            38259P508     10,454      20,000   SH         SHARED    1, 2, 3            20,000
GRANT PRIDECO INC             COM             38821G101      6,998     130,000   SH         SHARED    1, 2, 3           130,000
GRANITE CONSTR INC            COM             387328107     18,266     284,600   SH         SHARED    1, 2, 3           284,600
HOME DEPOT INC                COM             437076102      1,574      40,000   SH         SHARED    1, 2, 3            40,000
HARSCO CORP                   COM             415864107     29,697     571,100   SH         SHARED    1, 2, 3           571,100
INTEL CORP                    COM             458140100     11,870     500,000   SH         SHARED    1, 2, 3           500,000
INVESCO PLC                   SPONSORED ADR   46127U104      1,293      50,000   SH         SHARED    1, 2, 3            50,000
KB HOME                       COM             48666K109      2,362      60,000   SH         SHARED    1, 2, 3            60,000
LENNAR CORP                   CL A            526057104      1,828      50,000   SH         SHARED    1, 2, 3            50,000
LOUISIANA PAC CORP            COM             546347105      1,892     100,000   SH         SHARED    1, 2, 3           100,000
LAS VEGAS SANDS CORP          COM             517834107      7,639     100,000   SH         SHARED    1, 2, 3           100,000
LEXMARK INTL NEW              CL A            529771107      8,289     168,100   SH         SHARED    1, 2, 3           168,100
ARCELOR MITTAL                NY REG SH CL A  03937E101     44,265     709,377   SH         SHARED    1, 2, 3           709,377
NOBLE CORPORATION             SHS             G65422100     37,723     386,825   SH         SHARED    1, 2, 3           386,825
NETFLIX INC                   COM             64110L106      5,003     258,000   SH         SHARED    1, 2, 3           258,000
OWENS & MINOR INC NEW         COM             690732102        699      20,000   SH         SHARED    1, 2, 3            20,000
ODYSSEY MARINE EXPLORATION I  COM             676118102      3,005     500,000   SH         SHARED    1, 2, 3           500,000
ORACLE CORP                   COM             68389X105      5,913     300,000   SH         SHARED    1, 2, 3           300,000
POTASH CORP SASK INC          COM             73755L107      3,119      40,000   SH         SHARED    1, 2, 3            40,000
RESOURCE AMERICA INC          CL A            761195205     10,776     522,839   SH         SHARED    1, 2, 3           522,839
TRANSOCEAN INC                ORD             G90078109    111,758   1,054,524   SH         SHARED    1, 2, 3         1,054,524
COMPANHIA VALE DO RIO DOCE    SPONSORED ADR   204412209     11,026     247,500   SH         SHARED    1, 2, 3           247,500
COMPANHIA VALE DO RIO DOCE    SPON ADR PFD    204412100     27,144     720,000   SH         SHARED    1, 2, 3           720,000
RANGE RES CORP                COM             75281A109     22,864     611,165   SH         SHARED    1, 2, 3           611,165
RTI INTL METALS INC           COM             74973W107     84,260   1,117,949   SH         SHARED    1, 2, 3         1,117,949
SBA COMMUNICATIONS CORP       COM             78388J106     32,119     956,211   SH         SHARED    1, 2, 3           956,211
STANDARD PAC CORP NEW         COM             85375C101      9,279     529,300   SH         SHARED    1, 2, 3           529,300
SPIRIT AEROSYSTEMS HLDGS INC  COM CL A        848574109      1,442      40,000   SH         SHARED    1, 2, 3            40,000
SPDR TR                       UNIT SER 1      78462F103     15,043     100,000   SH         SHARED    1, 2, 3           100,000
STEEL DYNAMICS INC            COM             858119100      3,542      84,522   SH         SHARED    1, 2, 3            84,522
SOUTHERN UN CO NEW            COM             844030106        652      20,000   SH         SHARED    1, 2, 3            20,000
TRANSDIGM GROUP INC           COM             893641100     34,565     854,300   SH         SHARED    1, 2, 3           854,300
ULTRAPETROL BAHAMAS LTD       COM             P94398107     19,039     803,342   SH         SHARED    1, 2, 3           803,342
UNITEDHEALTH GROUP INC        COM             91324P102      7,160     140,000   SH         SHARED    1, 2, 3           140,000
UNITED TECHNOLOGIES CORP      COM             913017109    100,550   1,417,600   SH         SHARED    1, 2, 3         1,417,600
VALASSIS COMMUNICATIONS INC   COM             918866104     10,244     595,900   SH         SHARED    1, 2, 3           595,900
VULCAN MATLS CO               COM             929160109     56,095     489,741   SH         SHARED    1, 2, 3           489,741
VERASUN ENERGY CORP           COM             92336G106      2,094     144,600   SH         SHARED    1, 2, 3           144,600
WELLPOINT INC                 COM             94973V107     30,423     381,100   SH         SHARED    1, 2, 3           381,100
WASTE MGMT INC DEL            COM             94106L109     12,106     310,000   SH         SHARED    1, 2, 3           310,000
WASHINGTON GROUP INTL INC     COM NEW         938862208     12,002     150,000   SH         SHARED    1, 2, 3           150,000
WHEELING PITTSBURGH CORP      COM NEW         963142302      4,356     228,901   SH         SHARED    1, 2, 3           228,901
YAHOO INC                     COM             984332106     21,608     796,476   SH         SHARED    1, 2, 3           796,476



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